Property and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT
14.1    Accounting policies
Property and equipment, are stated at acquisition cost.
Depreciation is calculated according to the estimated economic useful life of each asset using the straight-line method. The estimated economic useful lives, residual values and depreciation methods are reviewed annually and the effects of any changes in estimates are accounted for prospectively.
The carrying amounts of property and equipment items are tested annually to identify any indication of impairment or when facts or changes in circumstances indicate that the carrying amount is greater than the estimated recoverable amount.
An item of property and equipment is derecognized upon its disposal or when no future economic benefits are expected from the continued use of the asset. Any gains or losses arising on the sale or derecognition of an item are determined by the difference between the amount received on the sale and the carrying amount of the asset and are recognized in profit or loss.
The Company receives credits from manufacturers when purchasing certain aircraft and engines, which can be used to pay for maintenance services. These credits are recorded as a reduction of the acquisition cost of the aircraft and related engines.
14.1.1    Sale and leaseback transactions
First, sale and leaseback transactions are analyzed within the scope of IFRS 15 – Revenue from Contracts with Customers, in order to verify whether the performance obligation has been satisfied, and therefore to account for the sale of the asset. If this requirement is not met, it is a finance arrangement with the asset given as guarantee.
If the requirements related to the performance obligation set out are met, the Company measures a right-of-use asset arising from the sale and leaseback transaction in proportion to the carrying amount of the asset related to the right of use retained by the Company. Accordingly, only the gains or losses related to the rights transferred to the buyer-lessor are recognized.
During the year ended December 31, 2022, the Company carried out a sale and leaseback transaction of aircraft and engines where the gain, net of costs of sale, related to these operations corresponds to R$33,155 (As of December 31,2021 R$22,736 and 2020 R$16,224) and is recognized in the line item “Other” in the statements of operations.
14.1.2    Advance payments for acquisition of aircraft
Advance payments for acquisition of aircraft are recorded in property and equipment, including interest and financial charges incurred during the aircraft manufacturing phase.
14.2    Breakdown of property and equipment

Description	Weighted average rate (p.a.)	December 31, 2021	Acquisitions	Write-offs	Transfers(a)	December 31, 2022

Cost
Aircraft and engines		2,519,231	815,578	(903,072)	225,034	2,656,771
Buildings and leasehold improvements		506,678	7,869	(9,213)	18,741	524,075
Equipment and facilities		199,119	18,767	(407)	5,003	222,482
Others		29,905	2,073	(20)	247	32,205
Construction in progress		52,174	47,427	(5,009)	(50,349)	44,243
Advance payments for acquisition of aircraft		85,607	23,880	—	—	109,487
		3,392,714	915,594	(917,721)	198,676	3,589,263
Depreciation
Aircraft and engines	9%	(811,322)	(223,828)	108,911	(38,827)	(965,066)
Buildings and leasehold improvements	10%	(174,092)	(48,399)	8,080	—	(214,411)
Equipment and facilities	11%	(129,236)	(22,721)	225	—	(151,732)
Others	12%	(22,400)	(3,492)	4	—	(25,888)
		(1,137,050)	(298,440)	117,220	(38,827)	(1,357,097)

Property and equipment		2,255,664	617,154	(800,501)	159,849	2,232,166
Impairment		(294,490)	—	15,413	—	(279,077)
Total property and equipment, net		1,961,174	617,154	(785,088)	159,849	1,953,089

(a)     The balances of transfers are between the groups of aircraft sublease, property and equipment, right-of-use assets and other assets.

Description	Weighted average rate (p.a.)	December 31, 2020	Acquisitions	Write-offs	Transfers(a)	December 31, 2021

Cost
Aircraft and engines		2,297,661	360,384	(137,293)	(1,521)	2,519,231
Buildings and leasehold improvements		485,247	20,694	(503)	1,240	506,678
Equipment and facilities		181,094	19,169	(1,144)	—	199,119
Others		28,008	1,897	—	—	29,905
Construction in progress		33,630	44,631	(4)	(26,083)	52,174
Advance payments for acquisition of aircraft		91,944	—	—	(6,337)	85,607
		3,117,584	446,775	(138,944)	(32,701)	3,392,714
Depreciation
Aircraft and engines	9%	(624,736)	(200,677)	14,091	—	(811,322)
Buildings and leasehold improvements	9%	(128,761)	(45,791)	460	—	(174,092)
Equipment and facilities	12%	(107,917)	(22,086)	767	—	(129,236)
Others	10%	(19,606)	(2,794)	—	—	(22,400)
		(881,020)	(271,348)	15,318	—	(1,137,050)
Property and equipment		2,236,564	175,427	(123,626)	(32,701)	2,255,664
Impairment		(436,858)	(4,240)	146,608	—	(294,490)
Total property and equipment, net		1,799,706	171,187	22,982	(32,701)	1,961,174

(a) The balances of transfers are between the groups of property and equipment, right-of-use assets and intangible assets.